Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Provision for litigation - opening balance	€ 405	€ 525	€ 643
Additions with impact on income statement	26	162	119
Reversals with impact on income statement	(12)	(10)	(29)
Discounting with impact on income statement	1
Utilizations without impact on income statement	(34)	(317)	(205)
Changes in consolidation scope	2
Translation adjustment	0	1	(2)
Reclassifications and other items		44
Provision for litigation - closing balance	€ 387	€ 405	€ 525